SUPPLEMENT TO THE PROSPECTUS
Supplement dated November 4, 2021, to the Prospectus dated April 30, 2021.

MFS® Global Tactical Allocation Portfolio

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)
Portfolio Manager	Since	Title
Pilar Gomez-Bravo	2013	Investment Officer of MFS
Steven Gorham	2000	Investment Officer of MFS
Andy Li	2019	Investment Officer of MFS
Johnathan Munko	January 2021	Investment Officer of MFS
Vipin Narula	2017	Investment Officer of MFS
Benjamin Nastou	2010	Investment Officer of MFS
Henry Peabody	2019	Investment Officer of MFS
Jonathan Sage	2015	Investment Officer of MFS
Natalie Shapiro	2010	Investment Officer of MFS
Erich Shigley	November 2021	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Erik Weisman	2004	Investment Officer of MFS
Effective September 30, 2022, Vipin Narula will no longer be a portfolio manager of the fund.

Effective January 3, 2022, the following is added to the table in the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information":
Portfolio Manager	Since	Title
David Shindler	January 2022	Co-Chief Investment Officer-Equity-Europe of MFS

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013
Steven Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Andy Li	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG prior to 2018
Johnathan Munko	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2010
Vipin Narula	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2010
Benjamin Nastou	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 2001
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since July 2019; Vice President/Portfolio Manager at Eaton Vance Management prior to June 2019
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Natalie Shapiro	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 1997
Erich Shigley	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 2013
Robert Spector	Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
Effective September 30, 2022, Vipin Narula will no longer be a portfolio manager of the fund.
Effective January 3, 2022, the following is added to the table in the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund":
Portfolio Manager	Primary Role	Five Year History
David Shindler	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2006

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